Earnings per Common Share	12 Months Ended
Dec. 31, 2019
Earnings per Common Share
Earnings per Common Share

(2)Earnings per Common Share

Basic earnings per common share excludes dilution and is computed by dividing income available to common shareholders by the weighted-average common shares outstanding during the period. Diluted earnings per common share takes into account the potential dilution computed pursuant to the treasury stock method that could occur if stock options were exercised and converted into common stock. The effects of stock options are excluded from the computation of diluted earnings per share in periods in which the effect would be anti-dilutive.

	Year Ended
	December 31,
(dollars in thousands, except per share data)	2019	2018
Numerator:
Net income available to common stockholders	$10,481	8,163
Denominator for basic earnings per share - weighted average shares outstanding	6,407	6,397
Effect of dilutive common shares	31	30
Denominator for diluted earnings per share - adjusted weighted average shares outstanding	6,438	6,427
Basic earnings per share	$1.64	1.28
Diluted earnings per share	$1.63	1.27
Antidilutive shares excluded from computation of average dilutive earnings per share	199	126